Share capital	12 Months Ended
Dec. 31, 2023
Share capital
Share capital

11     Share capital

Common shares

The Company is authorized to issue an unlimited number of common shares.

Issued and outstanding (with no par value)

	2023	2022
	$	$

21,370,565 (2022 – 20,879,497) common shares	217,393	205,825

On September 6, 2023, the Company entered into an at-the-market equity program (ATM Program), under which the Company may from time to time in its sole discretion, issue and sell through its securities dealers acting as agents up to $30,000 of common shares. Through December 31, 2023, the Company has not issued any common shares of the Company under the ATM Program.

Subsequent to year end, on January 2, 2024, the Company closed a public offering, resulting in the issuance of 2,666,667 common shares at a price of $7.50, for gross proceeds of $20,000 ($18,238, net of transaction costs).

On January 16, 2024, the Company closed a non-brokered private placement, resulting in the issuance of 391,667 common shares at a price of $7.50, for gross proceeds of $2,938 ($2,841, net of transaction costs).

Warrants

A summary of warrants outstanding is shown below:

			Weighted
		Weighted	average
		average	remaining
		exercise	contractual
	Number of	price	life
	warrants	C$	(years)

Balance – January 1, 2022	724,983	13.81	1.23
Granted	47,287	5.29	9.80
Balance – December 31, 2022	772,270	13.29	0.82
Expired	(458,477)	14.00	—
Exercised	(313,793)	13.48	—
Balance – December 31, 2023	—	—	—